Clipper Fund
September 30, 2024

CLIPPER FUNDSM
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (97.92%)
COMMUNICATION SERVICES – (16.20%)
Media & Entertainment – (16.20%)
Alphabet Inc., Class A	452,080	$74,977,468
ASAC II L.P. *(a)(b)(c)	407,313	386,011
Meta Platforms, Inc., Class A	201,410	115,295,140
Total Communication Services		190,658,619
CONSUMER DISCRETIONARY – (11.88%)
Consumer Discretionary Distribution & Retail – (6.31%)
Amazon.com, Inc. *	276,420	51,505,339
Naspers Ltd. - N (South Africa)	93,460	22,691,671
		74,197,010
Consumer Services – (5.57%)
MGM Resorts International *	1,425,810	55,734,913
Trip.com Group Ltd., ADR (China) *	166,040	9,867,757
		65,602,670
Total Consumer Discretionary		139,799,680
CONSUMER STAPLES – (0.99%)
Food, Beverage & Tobacco – (0.99%)
Tyson Foods, Inc., Class A	196,120	11,680,907
Total Consumer Staples		11,680,907
ENERGY – (3.08%)
ConocoPhillips	103,890	10,937,539
Tourmaline Oil Corp. (Canada)	543,790	25,254,501
Total Energy		36,192,040
FINANCIALS – (38.72%)
Banks – (12.67%)
Danske Bank A/S (Denmark)	668,121	20,103,842
DBS Group Holdings Ltd. (Singapore)	524,380	15,524,341
JPMorgan Chase & Co.	59,172	12,477,008
U.S. Bancorp	1,135,750	51,937,848
Wells Fargo & Co.	869,352	49,109,694
		149,152,733
Financial Services – (18.51%)
Capital Markets – (1.81%)
Bank of New York Mellon Corp.	296,103	21,277,961
Consumer Finance – (6.78%)
Capital One Financial Corp.	532,853	79,784,080
Financial Services – (9.92%)
Berkshire Hathaway Inc., Class A *	169	116,809,420
		217,871,461
Insurance – (7.54%)
Life & Health Insurance – (1.83%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	21,459,634
Property & Casualty Insurance – (5.71%)
Markel Group Inc. *	42,857	67,224,633
		88,684,267
Total Financials		455,708,461
HEALTH CARE – (14.47%)
Health Care Equipment & Services – (11.20%)
Cigna Group	116,950	40,516,158
Humana Inc.	156,590	49,598,317
Quest Diagnostics Inc.	136,120	21,132,630
Solventum Corp. *	295,500	20,602,260
		131,849,365
Pharmaceuticals, Biotechnology & Life Sciences – (3.27%)
Viatris Inc.	3,314,190	38,477,746
Total Health Care		170,327,111
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.22%)
Capital Goods – (2.34%)
AGCO Corp.	116,310	$11,382,097
Owens Corning	91,440	16,140,989
		27,523,086
Transportation – (0.88%)
DiDi Global Inc., Class A, ADS (China) *	2,199,482	10,337,565
Total Industrials		37,860,651
INFORMATION TECHNOLOGY – (6.94%)
Semiconductors & Semiconductor Equipment – (5.78%)
Applied Materials, Inc.	231,520	46,778,616
Intel Corp.	903,060	21,185,788
		67,964,404
Technology Hardware & Equipment – (1.16%)
Samsung Electronics Co., Ltd. (South Korea)	291,070	13,688,770
Total Information Technology		81,653,174
MATERIALS – (2.42%)
Teck Resources Ltd., Class B (Canada)	544,250	28,431,620
Total Materials		28,431,620
TOTAL COMMON STOCK – (Identified cost $644,622,741)		1,152,312,263

	Principal	Value
SHORT-TERM INVESTMENTS – (1.64%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (d)	$6,115,000	$6,115,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (e)	13,149,000	13,149,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $19,264,000)		19,264,000
Total Investments – (99.56%) – (Identified cost $663,886,741)		1,171,576,263
Other Assets Less Liabilities – (0.44%)		5,234,957
Net Assets – (100.00%)		$1,176,811,220

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $386,011 or 0.03% of the Fund's net assets as of September 30, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 09/30/24, repurchase value of $6,115,827 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.00%, 03/01/42-07/15/59, total fair value $6,237,300).
(e)
Dated 09/30/24, repurchase value of $13,150,779 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value
$13,411,980).

CLIPPER FUNDSM
Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

CLIPPER FUNDSM
Notes to Schedule of Investments
September 30, 2024 (Unaudited)
Security Valuation - The Fund’s Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$190,272,608	$–	$386,011	$190,658,619
Consumer Discretionary	139,799,680	–	–	139,799,680
Consumer Staples	11,680,907	–	–	11,680,907
Energy	36,192,040	–	–	36,192,040
Financials	455,708,461	–	–	455,708,461
Health Care	170,327,111	–	–	170,327,111
Industrials	37,860,651	–	–	37,860,651
Information Technology	81,653,174	–	–	81,653,174
Materials	28,431,620	–	–	28,431,620
Short-Term Investments	–	19,264,000	–	19,264,000
Total Investments	$1,151,926,252	$19,264,000	$386,011	$1,171,576,263
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2024 was $(42,686). The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2024
Investments in Securities:
Common Stock	$428,697	$–	$–	$(42,686)	$–	$–	$–	$386,011
Total Level 3	$428,697	$–	$–	$(42,686)	$–	$–	$–	$386,011

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$386,011	Income Approach / Discounted Cash Flow	Annualized Yield	4.740%	Decrease
Total Level 3	$386,011
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$669,077,743

Unrealized appreciation	557,636,939
Unrealized depreciation	(55,138,419)
Net unrealized appreciation	$502,498,520